Income Taxes - Provision for income taxes for continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal, current	$ (8,225)	$ 28,512	$ (1,779)
State, current	(7,799)	15,024	(433)
Current income tax expense	(16,024)	43,536	(2,212)
Deferred	22,130	1,999	9,527
Federal, computed at statutory rate	5,006	35,351	16,723
State income taxes (net of Federal income tax benefit)	1,623	10,186	2,476
Tax Cut and Jobs Act of 2017	0	0	(11,834)
Other, net	(523)	(2)	(50)
Continuing operations tax expense	2,962	524	7,350
Discontinued operations tax expense	2,542	45,286	(21)
Tax expense continuing operations and discontinued operations	5,504	45,810	7,329
Comprehensive income tax expense	602	(275)	(14)
Total tax expense	$ 6,106	$ 45,535	$ 7,315